CONDENSED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended						6 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2024	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2022
Cash Flows from Operating Activities:
Net loss											$ (30,736,098)		$ (110,712,948)
Net loss													(110,712,948)
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Interest expense											4,791,782		3,884,695
Depreciation and amortization											242,436		244,208
Unrealized foreign exchange (gain)/loss											375,298		(277,838)
Share based compensation issued to related parties for consultancy services											3,646,017		39,501,701
Share based compensation for consultancy services													18,417,816
Employee share based compensation											5,079,201		2,115,015
Impairment of ROU asset, net of lease termination													46,236
Impairment of prepayments and other current assets													731,940
Impairment of accounts receivable													334,952
Impairment of loans receivable											1,156,316		0
Impairment of goodwill													44,438
Impairment of investment in ANY													14,600,000
Changes in current assets and liabilities:
Decrease/(increase) in accounts receivable											(3,679)		712,554
(Increase) in prepayment and other current assets											(416,069)		(56,523)
(Decrease) in operating lease liability													(46,236)
Decrease in receivable with related parties													168,754
Increase in accounts payable, accrued expenses and other payables											2,310,465		3,340,539
Increase (decrease) in payables to related parties											552,456		161,791
Net cash used in operating activities											(13,001,875)		(26,788,906)
Cash Flows from Investing Activities:
Purchase of property and equipment											(14,376)		(36,854)
Development of intangible assets											(1,767,148)
Net cash provided by investing activities											(1,781,524)		(36,854)
Cash Flows from Financing Activities:
Proceeds from rights issuance											7,767,674
Proceeds from issuance of ordinary shares													2,499,920
Proceeds from issuance of common stock to related parties											199,974
Repayment of short-term debt obligation from related parties											(250,000)
Proceeds from short-term debt from related party											4,369,413
Proceeds from long-term debt obligation											2,625,000		21,500,000
Net cash provided by (used in) financing activities											14,712,061		23,999,920
Effect of exchange rate changes on cash											42,399		177,287
Net change in cash											(28,939)		(2,648,553)
Cash, beginning of the period		$ 10,441			$ 39,380						39,380		2,687,933
Cash, end of the period			$ 10,441			$ 39,380					10,441		39,380
Supplemental disclosure of noncash investing and financing activities
Share-based payment for development of intangible asset											115,190
Cash paid for interest											0
Cash paid for taxes											0
Accrued interest payable converted to principal											4,040,989
Armada Acquisition Corp I [Member]
Cash Flows from Operating Activities:
Net loss	$ (1,423,095)	(380,846)	(360,314)	$ (559,584)	(27,143)	607,027	$ (741,160)	$ 579,884	$ (2,164,255)	$ 20,300		$ (320,150)		$ (3,622,794)
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Interest earned on cash and marketable securities held in Trust Account			(334,836)			(1,289,673)	(604,992)	(2,264,081)	(811,281)	(2,697,147)		(3,084,260)		(1,025,942)
Interest expense	220,050	118,811	5,387	0	0	0	124,198	0	344,248	0
Stock-based compensation	526,209	25,200	50,400	134,363	27,963	27,963	75,600	55,926	601,809	190,289		218,254		111,852
Share based compensation for consultancy services							75,600	55,926
Changes in current assets and liabilities:
Prepaid expenses			20,071			55,678	29,824	58,206	(8,183)	25,706		28,337		398,920
Accounts payable and accrued expenses							684,212	407,667	1,327,705	979,793
Accounts payable			424,300			24,344						1,570,515		2,954,179
Income tax payable			67,834			260,331	43,761	35,497	39,243	117,873		(134,838)		145,621
Franchise tax payable			11,819			50,000	10,500	(68,800)	33,900	(28,000)		(137,900)		124,329
Net cash used in operating activities			(115,339)			(264,331)	(378,057)	(1,195,701)	(636,814)	(1,391,186)		(1,860,042)		(913,835)
Cash Flows from Investing Activities:
Withdrawals from trust for redemptions							10,384,496	117,079,879	10,384,496	117,079,879
Withdrawals from Trust Account to pay for income and franchise taxes							156,174	804,072	156,174	804,072
Withdrawals from Trust Account for redemptions of common stock												129,175,094		0
Withdrawals from Trust Account to pay for taxes												1,071,864		182,069
Principal deposited in Trust Account			(212,701)			0	(382,840)	(1,500,000)	(531,697)	(1,500,000)		(1,641,801)		0
Net cash provided by investing activities			(212,701)			(1,500,000)	10,157,830	116,383,951	10,008,973	116,383,951		128,605,157		182,069
Cash Flows from Financing Activities:
Proceeds from issuance of promissory note to related party			212,161			1,950,000	212,161	1,950,000	492,287	1,950,000		2,316,985		483,034
Proceeds from subscription agreement			110,000			0	440,000	0	473,008	0
Repayment of Promissory Notes to Related Party												(4,300)		(231,280)
Redemptions of shares							(10,384,496)	(117,079,879)	(10,384,496)	(117,079,879)		(129,175,094)		0
Net cash provided by (used in) financing activities			322,161			1,950,000	(9,732,335)	(115,129,879)	(9,419,201)	(115,129,879)		(126,862,409)		251,754
Net change in cash			(5,879)			185,669	47,438	58,371	(47,042)	(137,114)		(117,294)		(480,012)
Cash, beginning of the period	107,722	54,405	60,284	235,949	363,247	177,578	60,284	177,578	60,284	177,578	363,247	177,578		657,590
Cash, end of the period	$ 13,242	107,722	54,405	$ 40,464	235,949	363,247	107,722	235,949	13,242	40,464	$ 54,405	60,284	$ 363,247	177,578
Supplemental disclosure of noncash investing and financing activities
Remeasurement of common stock subject to possible redemption									1,108,476	3,477,548		3,943,038		548,862
Subsequent remeasurement of common stock subject to possible redemption			467,884			2,479,343	815,136	3,148,417
Excise tax payable on redemption		$ (103,845)			$ (1,170,799)		103,845	1,170,799	103,845	1,170,799		(1,291,751)
Cost of issuance of debt under Polar agreement			$ 108,634			$ 0	434,460	0
Cash paid for taxes							$ 71,153	$ 407,687	114,078	0
Cost of issuance of debt under subscription agreements									$ 462,751	$ 0
Excise tax on redemptions												$ 1,291,751		$ 0